DERIVATIVE FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2020
DERIVATIVE FINANCIAL INSTRUMENTS
DERIVATIVE FINANCIAL INSTRUMENTS

10.    DERIVATIVE FINANCIAL INSTRUMENTS

In the normal course of business, the Group enters into a variety of transactions principally in the foreign exchange stock markets. Most counterparties in the derivative transactions are banks and other financial institutions.

These instruments include:

•

Forwards and futures: they are agreements to deliver or take delivery at a specified rate, price or index applied against the underlying asset or financial instrument, at a specific date. Futures are exchange traded at standardized amounts of the underlying asset or financial instrument.

Forwards contracts are OTC agreements and are principally dealt in by the Group in foreign exchange as forward agreements.

•	Swaps: they are agreements between two parties with the intention to exchange cash flows and risks at specific date and for a period in the future.
•	Options: they confer the right to the buyer, but no obligation, to receive or pay a specific quantity of an asset or financial instrument for a specified price at or before a specified date.

As of December 31, 2020 and 2019, the following amounts were recorded for operations related to derivatives:

	12/31/2020	12/31/2019
Amounts receivable for spot and forward transactions pending settlement	143,944	350,680
Amounts payable for spot and forward transactions pending settlement	—	—
	143,944	350,680

The following table shows, the notional value of options and outstanding forward and futures contracts as of December 31, 2020 and 2019:

	12/31/2020	12/31/2019
Forward sales of foreign exchange without delivery of underlying assets	3,189,269	446,195
Forward purchases of foreign exchange without delivery of underlying assets	1,647,980	579,188

The incomes/(expenses) generated by derivative financial instruments during the years ended December 31, 2020 and 2019 amounted to 180,102 and 971,521 respectively.